Shareholder Fees - Brighthouse/Dimensional International Small Company Portfolio	Apr. 30, 2021 USD ($)
Class A
Shareholder Fees:
Shareholder Fee, Other	none
Class B
Shareholder Fees:
Shareholder Fee, Other	none